Taxation - Disclosure of unrecognized deferred tax or write-down of deferred tax assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Current tax benefit relating to the utilization of previously unrecognized deferred tax assets	$ 83	$ 22	$ 40
Deferred tax benefit arising from the reversal of a previous write-down of deferred tax assets	0	0	269
Deferred tax benefit relating to the recognition of previously unrecognized deferred tax assets	112	436	394
Deferred tax expense arising from the write-down of a previously recognized deferred tax asset	$ 169	$ 78	$ 55